Exploration mineral interests (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Exploration mineral interests
Balance at December 31, 2021	$ 73,039	$ 32,015	$ 10,304
Acquisition costs	17,390	41,025	21,715
Foreign currency translation	(15)	(1)	(4)
Balance at September 30, 2022	84,744	73,039	32,015
Santa Cruz Project
Exploration mineral interests
Balance at December 31, 2021	35,075
Acquisition costs	11,252	35,075
Foreign currency translation	0
Balance at September 30, 2022	40,627	35,075
Tintic Project
Exploration mineral interests
Balance at December 31, 2021	19,588	13,888	6,888
Acquisition costs	5,788	5,700	7,000
Foreign currency translation	0
Balance at September 30, 2022	25,376	19,588	13,888
Pinaya Project
Exploration mineral interests
Balance at December 31, 2021	2,511	2,512	2,516
Acquisition costs	0
Foreign currency translation	(15)	(1)	(4)
Balance at September 30, 2022	2,526	2,511	2,512
San Matias Project
Exploration mineral interests
Balance at December 31, 2021	13,607	13,607
Acquisition costs	0		13,607
Foreign currency translation	0
Balance at September 30, 2022	13,607	13,607	13,607
Mineral Royalty Project
Exploration mineral interests
Balance at December 31, 2021	1,708	1,708	750
Acquisition costs	0		958
Foreign currency translation	0
Balance at September 30, 2022	1,708	1,708	1,708
Other Project
Exploration mineral interests
Balance at December 31, 2021	550	300	150
Acquisition costs	350	250	150
Foreign currency translation	0
Balance at September 30, 2022	$ 900	$ 550	$ 300